Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 2,024,757	$ 2,084,415	$ 6,122,242	$ 6,138,823
Ireland
Segment Reporting [Line Items]
Revenue	895,686	801,771	2,535,435	2,438,137
Rest of Europe
Segment Reporting [Line Items]
Revenue	379,935	399,035	1,155,809	1,134,970
U.S.
Segment Reporting [Line Items]
Revenue	497,421	649,040	1,686,696	1,894,859
Rest of World
Segment Reporting [Line Items]
Revenue	$ 251,715	$ 234,569	$ 744,302	$ 670,857